Loan Receivable	12 Months Ended
Dec. 31, 2023
Loan Receivable [Abstract]
Loan Receivable [Text Block]

5 Loan Receivable

	December 31, 2023	December 31, 2022
Opening balance	$644,990	$1,833,979
Funds received, net of advances granted	(467,976)	67,124
Shares for debt	-	(1,290,000)
Interest receivable	29,933	33,887
Ending receivable balance - classified as current	$206,947	$644,990

As at December 31, 2023, the Company had a loan receivable of $206,947 (December 31, 2022 - $644,990) from Captiva Verde Wellness Corp. ("Captiva") which represents a non-arm's length transaction as the CEO of the Company, Jeffrey Ciachurski, is also the CEO of Captiva and the CEO of the Company, Anthony Balic, is also the CFO of Captiva and the CFO of the Company.

On February 17, 2022, the Company settled $1,290,000 of the loan receivable through a shares for debt settlement pursuant to which Captiva issued the Company a total of 25,800,000 common shares at a fair value of $0.08 per common share resulting in a gain on settlement of loan receivable of $774,000 (Note 7).

On April 20, 2022, the Company entered into a promissory note with Captiva for $775,000, the remainder of the receivable, and accruing interest at the rate of 8% per annum for a term of 24 months. The promissory note matures on April 20, 2024. Under the terms of the note, additional advances may be extended subject to the same terms and conditions. As at December 31, 2023, interest income of $29,933 (December 31, 2022 - $33,887) has been accrued.